Restructuring (Tables)	12 Months Ended
Apr. 30, 2013
Restructuring [Abstract]
Restructuring and related charges

	Long-Lived Asset Charges	Employee Separation	Site Preparation and Equipment Relocation	Production Start-up	Other Costs	Total
Total expected restructuring charge	$102.0	$67.0	$42.5	$39.0	$9.5	$260.0

Balance at May 1, 2010	$—	$1.1	$—	$—	$—	$1.1
Charge to expense	53.6	36.0	6.2	5.2	1.0	102.0
Cash payments	—	(18.4)	(6.2)	(5.2)	(1.0)	(30.8)
Noncash utilization	(53.6)	(8.5)	—	—	—	(62.1)

Balance at April 30, 2011	$—	$10.2	$—	$—	$—	$10.2
Charge to expense	34.2	20.4	13.0	10.6	2.9	81.1
Cash payments	—	(13.8)	(13.0)	(10.6)	(2.9)	(40.3)
Noncash utilization	(34.2)	(8.0)	—	—	—	(42.2)

Balance at April 30, 2012	$—	$8.8	$—	$—	$—	$8.8
Charge to expense	8.2	3.4	13.4	10.8	3.0	38.8
Cash payments	—	(4.5)	(13.4)	(10.8)	(3.0)	(31.7)
Noncash utilization	(8.2)	—	—	—	—	(8.2)

Balance at April 30, 2013	$—	$7.7	$—	$—	$—	$7.7

Remaining expected restructuring charge	$2.1	$6.1	$9.5	$12.4	$2.3	$32.4